UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Active Bond Fund – September 30, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 49.0%

	Financials — 10.9%
$22,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	$23,705
118,000	Allstate Corp. (The), 6.500%, 5/15/57(A)	137,175
134,000	Ally Financial, Inc., 8.000%, 11/1/31	165,490
344,000	Bank of America Corp.,
	6.100%, 12/29/49(A)(B)	358,620
245,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	253,915
170,000	Bank of Nova Scotia (The) (Canada),
	4.500%, 12/16/25	181,130
200,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	203,274
265,000	Capital One NA, 1.650%, 2/5/18	265,311
164,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	189,564
98,000	CIT Group, Inc., 5.000%, 8/15/22	104,125
320,000	Citigroup, Inc., 2.255%, 9/1/23(A)	321,532
125,000	Citigroup, Inc., 3.300%, 4/27/25	128,578
86,000	Citigroup, Inc., 6.125%, 12/29/49(A)(B)	89,440
17,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	17,085
27,000	Credit Acceptance Corp.,
	7.375%, 3/15/23	27,945
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey),
	2.750%, 3/26/20	250,910
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	181,431
79,000	First Cash, Inc., 6.750%, 4/1/21	82,555
130,000	General Electric Co. MTN,
	4.650%, 10/17/21	148,111
223,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	228,340
42,000	General Motors Financial Co., Inc.,
	4.200%, 3/1/21	44,199
7,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	7,270
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	129,831
86,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/29/49(A)(B)	86,428
300,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(A)(B)	304,125
200,000	HSBC Holdings PLC (United Kingdom),
	2.358%, 1/5/22(A)	200,896
250,000	Huntington National Bank (The),
	2.200%, 11/6/18	253,122
105,000	International Lease Finance Corp.,
	5.875%, 8/15/22	116,419
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	152,088
300,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)(B)	301,500
48,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)(B)	48,660
60,000	MetLife, Inc., 5.250%, 12/29/49(A)(B)	60,300
80,000	Morgan Stanley, 3.950%, 4/23/27	83,092
24,000	Navient Corp., 5.000%, 10/26/20	23,670
19,000	Navient Corp., 5.875%, 10/25/24	17,290
79,000	Navient Corp. MTN, 6.125%, 3/25/24	73,569
160,000	PNC Bank NA, 2.700%, 11/1/22	162,634
165,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	178,002
43,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	42,678
130,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	176,737
275,000	Wells Fargo & Co.,
	5.900%, 12/29/49(A)(B)	284,969
		6,105,715

	Consumer Discretionary — 9.1%
42,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	43,680
64,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	66,880
36,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	37,575
13,000	AMC Networks, Inc., 4.750%, 12/15/22	13,162
9,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	9,360
146,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	173,708
230,000	AutoNation, Inc., 5.500%, 2/1/20	253,311
36,000	Belo Corp., 7.250%, 9/15/27	38,160
27,000	Brinker International, Inc., 144a,
	5.000%, 10/1/24	27,374
28,000	Brookfield Residential Properties, Inc. /
	Brookfield Residential US Corp.
	(Canada), 144a, 6.125%, 7/1/22	28,280
21,000	Cable One, Inc., 144a, 5.750%, 6/15/22	21,945
104,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	94,640
28,000	CalAtlantic Group, Inc.,
	5.375%, 10/1/22	29,190
5,000	Cardtronics, Inc., 5.125%, 8/1/22	5,112
215,000	CBS Corp., 4.900%, 8/15/44	228,478
69,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.375%, 5/1/25	72,364
142,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.750%, 2/15/26	150,520
46,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	47,380
24,000	Churchill Downs, Inc., 144a,
	5.375%, 12/15/21	24,960
52,000	Cogeco Communications, Inc.
	(Canada), 144a, 4.875%, 5/1/20	53,690
210,000	Delphi Automotive PLC (Jersey),
	3.150%, 11/19/20	217,441
86,000	DISH DBS Corp., 5.875%, 7/15/22	88,385

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 49.0% (Continued)

	Consumer Discretionary — (Continued)
$35,000	DISH DBS Corp., 7.875%, 9/1/19	$39,200
182,000	Dollar General Corp., 3.250%, 4/15/23	187,900
24,000	Dollar Tree, Inc., 5.750%, 3/1/23	25,830
32,000	DR Horton, Inc., 4.375%, 9/15/22	34,400
5,000	DR Horton, Inc., 4.750%, 2/15/23	5,425
80,000	Ford Motor Co., 4.750%, 1/15/43	82,880
205,000	Forest Laboratories LLC, 144a,
	5.000%, 12/15/21	229,430
47,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 4/15/26	50,525
51,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	60,945
41,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	42,076
150,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	206,275
200,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 3.500%, 2/11/23	209,508
34,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	36,082
18,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	19,080
24,000	L Brands, Inc., 5.625%, 2/15/22	26,820
17,000	Lennar Corp., 4.875%, 12/15/23	17,425
19,000	LKQ Corp., 4.750%, 5/15/23	19,522
40,000	M/I Homes, Inc., 6.750%, 1/15/21	41,900
47,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	43,475
24,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22	22,320
25,000	Meritage Homes Corp.,
	7.150%, 4/15/20	27,812
121,000	MGM Resorts International,
	5.250%, 3/31/20	128,865
160,000	Mylan NV (Netherlands), 144a,
	3.000%, 12/15/18	163,528
52,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	52,000
19,000	NCL Corp. Ltd. (Bermuda), 144a,
	5.250%, 11/15/19	19,190
18,000	Netflix, Inc., 5.500%, 2/15/22	19,372
8,000	Netflix, Inc., 5.750%, 3/1/24	8,600
26,000	Netflix, Inc., 5.875%, 2/15/25	28,080
154,000	Newell Brands, Inc., 2.875%, 12/1/19	158,105
103,000	Newell Brands, Inc., 4.200%, 4/1/26	112,178
26,000	Newell Brands, Inc., 144a,
	5.000%, 11/15/23	27,681
44,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	45,430
24,000	PulteGroup, Inc., 5.500%, 3/1/26	25,200
43,000	Quad/Graphics, Inc., 7.000%, 5/1/22	41,280
57,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	59,280
41,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer, 6.875%, 2/15/21	42,538
57,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	61,988
20,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	20,350
55,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	56,512
240,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	246,406
15,000	Service Corp. International,
	8.000%, 11/15/21	17,625
204,000	Shire Acquisitions Investments Ireland
	DAC (Ireland), 2.400%, 9/23/21	204,257
12,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	12,390
77,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	79,118
34,000	Sonic Automotive, Inc.,
	7.000%, 7/15/22	35,870
55,000	Taylor Morrison Communities, Inc. /
	Monarch Communities, Inc., 144a,
	5.250%, 4/15/21	56,788
11,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	11,440
21,000	Tenneco, Inc., 5.000%, 7/15/26	21,262
40,000	Time Warner Cable, Inc.,
	4.500%, 9/15/42	38,170
30,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	30,750
34,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	37,400
25,000	TRI Pointe Group, Inc., 4.875%, 7/1/21	25,625
14,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	14,350
23,000	Vista Outdoor, Inc., 144a,
	5.875%, 10/1/23	24,035
11,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	11,664
44,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	46,200
		5,137,952

	Energy — 5.5%
40,000	Antero Resources Corp.,
	5.375%, 11/1/21	40,450
53,000	Archrock Partners LP / Archrock
	Partners Finance Corp.,
	6.000%, 4/1/21	49,688
276,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	261,880
92,000	Buckeye Partners LP, 4.150%, 7/1/23	93,716
150,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	162,112
7,000	Continental Resources, Inc.,
	4.500%, 4/15/23	6,720
75,000	Continental Resources, Inc.,
	5.000%, 9/15/22	74,812

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 49.0% (Continued)

	Energy — (Continued)
$37,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	$37,925
104,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	88,063
22,000	FTS International, Inc., 144a,
	8.350%, 6/15/20(A)	18,687
71,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	71,000
45,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	46,012
122,000	Hess Corp., 5.600%, 2/15/41	121,605
24,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	22,980
8,000	Holly Energy Partners LP / Holly
	Energy Finance Corp., 144a,
	6.000%, 8/1/24	8,280
158,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	158,246
205,000	Marathon Oil Corp., 2.800%, 11/1/22	189,864
123,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	128,842
20,000	MPLX LP, 4.875%, 12/1/24	20,687
13,000	MPLX LP, 4.875%, 6/1/25	13,433
44,000	Nabors Industries, Inc.,
	4.625%, 9/15/21	41,464
16,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	15,767
46,000	Newfield Exploration Co.,
	5.625%, 7/1/24	47,150
25,000	NuStar Logistics LP, 4.800%, 9/1/20	25,062
16,000	NuStar Logistics LP, 6.750%, 2/1/21	17,240
23,000	PDC Energy, Inc., 144a,
	6.125%, 9/15/24	23,805
135,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26†	130,923
57,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	46,455
33,000	QEP Resources, Inc., 6.800%, 3/1/20	33,908
99,000	Range Resources Corp., 144a,
	5.000%, 8/15/22	98,505
20,000	Range Resources Corp., 144a,
	5.750%, 6/1/21	20,250
17,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	15,640
57,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	51,870
21,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	22,181
41,000	Sabine Pass Liquefaction LLC,
	5.625%, 3/1/25	44,075
174,000	Sabine Pass Liquefaction LLC, 144a,
	5.000%, 3/15/27	178,350
42,000	SemGroup Corp., 7.500%, 6/15/21	42,000
46,000	SESI LLC, 6.375%, 5/1/19	45,655
210,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	210,223
11,000	SM Energy Co., 6.750%, 9/15/26	11,110
86,000	Southwestern Energy Co.,
	5.800%, 1/23/20	85,785
17,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	7.500%, 7/1/21	17,595
21,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	21,630
49,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	44,222
79,000	Unit Corp., 6.625%, 5/15/21	66,656
25,000	Weatherford International Ltd
	(Bermuda), 6.500%, 8/1/36	17,750
112,000	Williams Partners LP, 3.350%, 8/15/22	110,868
		3,101,141

	Telecommunication Services — 4.9%
96,000	Altice Financing SA (Luxemburg),
	144a, 6.625%, 2/15/23	98,520
29,000	AMC Networks, Inc., 5.000%, 4/1/24	29,181
105,000	AT&T, Inc., 3.900%, 3/11/24	112,403
40,000	AT&T, Inc., 4.350%, 6/15/45	39,402
125,000	AT&T, Inc., 4.500%, 5/15/35	131,336
50,000	CenturyLink, Inc., 5.800%, 3/15/22	51,250
20,000	CenturyLink, Inc., 6.450%, 6/15/21	21,425
124,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital, 144a,
	6.484%, 10/23/45	149,956
150,000	Cisco Systems, Inc., 1.850%, 9/20/21	150,900
190,000	Comcast Corp., 1.625%, 1/15/22	188,412
52,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	53,820
44,000	CSC Holdings LLC, 8.625%, 2/15/19	49,115
28,000	CSC Holdings LLC, 144a,
	10.125%, 1/15/23	32,270
20,000	Discovery Communications LLC,
	3.250%, 4/1/23	20,250
18,000	Discovery Communications LLC,
	3.300%, 5/15/22	18,475
225,000	Discovery Communications LLC,
	3.450%, 3/15/25	222,417
40,000	Discovery Communications LLC,
	4.900%, 3/11/26	43,459
13,000	Frontier Communications Corp.,
	6.875%, 1/15/25	11,505
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	60,550
82,000	Frontier Communications Corp.,
	10.500%, 9/15/22	86,920
38,000	Gray Television, Inc., 144a,
	5.125%, 10/15/24	37,288
36,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	24,930
19,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 4/1/19	15,283

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 49.0% (Continued)

	Telecommunication Services — (Continued)
$67,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	$51,925
4,000	LIN Television Corp., 5.875%, 11/15/22	4,190
5,000	Match Group, Inc., 6.375%, 6/1/24	5,438
18,000	Match Group, Inc., 6.750%, 12/15/22	19,148
26,000	Nexstar Escrow Corp., 144a,
	5.625%, 8/1/24	26,065
170,000	Qwest Corp., 6.750%, 12/1/21	189,338
60,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	55,650
5,000	Sprint Communications, Inc., 144a,
	7.000%, 3/1/20	5,362
70,000	Sprint Communications, Inc., 144a,
	9.000%, 11/15/18	77,262
10,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	11,218
57,000	T-Mobile USA, Inc., 6.000%, 3/1/23	60,894
67,000	T-Mobile USA, Inc., 6.000%, 4/15/24	71,690
21,000	T-Mobile USA, Inc., 6.125%, 1/15/22	22,312
15,000	T-Mobile USA, Inc., 6.250%, 4/1/21	15,741
75,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	79,594
16,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	16,074
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	348,179
64,000	ViaSat, Inc., 6.875%, 6/15/20	66,320
		2,775,467

	Information Technology — 4.6%
198,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	217,552
148,000	Apple, Inc., 4.650%, 2/23/46	170,781
28,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	28,910
7,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	7,455
205,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	4.420%, 6/15/21	214,250
40,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.450%, 6/15/23	42,858
16,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.875%, 6/15/21	17,000
53,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	7.125%, 6/15/24	58,292
64,000	Diebold, Inc., 144a, 8.500%, 4/15/24	66,320
206,000	Electronic Arts, Inc., 3.700%, 3/1/21	218,880
230,000	Fidelity National Information Services,
	Inc., 3.625%, 10/15/20	243,954
37,000	First Data Corp., 144a, 5.000%, 1/15/24	37,555
38,000	First Data Corp., 144a, 5.375%, 8/15/23	39,140
212,000	Hewlett Packard Enterprise Co., 144a,
	2.450%, 10/5/17	213,698
185,000	Lam Research Corp., 3.450%, 6/15/23	189,230
22,000	Micron Technology, Inc., 144a,
	7.500%, 9/15/23	24,436
85,000	Microsoft Corp., 3.500%, 2/12/35	87,020
154,000	Microsoft Corp., 3.700%, 8/8/46	155,876
42,000	NCR Corp., 4.625%, 2/15/21	42,420
55,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a,
	4.125%, 6/15/20	58,369
170,000	Oracle Corp., 2.650%, 7/15/26	170,033
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	212,996
37,000	Western Digital Corp., 144a,
	7.375%, 4/1/23	40,700
12,000	Western Digital Corp., 144a,
	10.500%, 4/1/24	13,920
		2,571,645

	Industrials — 4.2%
57,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	55,718
200,000	Air Lease Corp., 5.625%, 4/1/17	203,410
4,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	4,310
41,795	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	43,728
58,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	58,290
17,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	16,915
33,000	Anixter, Inc., 5.125%, 10/1/21	34,402
34,000	Anixter, Inc., 5.500%, 3/1/23	35,615
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	344,263
11,000	Case New Holland Industrial, Inc.,
	7.875%, 12/1/17	11,688
2,000	Clean Harbors, Inc., 5.125%, 6/1/21	2,050
30,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	29,775
16,000	Eagle Materials, Inc., 4.500%, 8/1/26	16,215
175,000	FedEx Corp., 5.100%, 1/15/44	207,922
240,000	Fortive Corp., 144a, 2.350%, 6/15/21	242,953
7,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	7,402
24,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	25,410
233,000	Joy Global, Inc., 5.125%, 10/15/21	255,718
15,000	KLX, Inc., 144a, 5.875%, 12/1/22	15,525
200,000	LafargeHolcim Finance US LLC, 144a,
	3.500%, 9/22/26	204,828
25,000	Louisiana-Pacific Corp., 144a,
	4.875%, 9/15/24	25,000
12,000	Masco Corp., 5.950%, 3/15/22	13,680

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 49.0% (Continued)

	Industrials — (Continued)
$34,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	$35,488
13,000	Orbital ATK, Inc., 5.250%, 10/1/21	13,520
14,000	Orbital ATK, Inc., 5.500%, 10/1/23	14,665
206,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	214,140
155,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	157,178
4,000	Standard Industries, Inc., 144a,
	5.375%, 11/15/24	4,120
14,468	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	14,685
26,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	27,690
27,200	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	28,288
		2,364,591

	Health Care — 3.6%
174,000	AbbVie, Inc., 4.450%, 5/14/46	181,724
55,000	Acadia Healthcare Co., Inc.,
	5.125%, 7/1/22	54,450
11,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	11,165
23,000	Acadia Healthcare Co., Inc.,
	6.500%, 3/1/24	24,092
90,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	95,252
185,000	Catholic Health Initiatives,
	4.200%, 8/1/23	200,379
34,000	Centene Corp., 5.625%, 2/15/21	36,040
62,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	57,629
160,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	168,153
36,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	37,260
29,000	HCA, Inc., 5.375%, 2/1/25	29,942
28,000	HCA, Inc., 5.875%, 2/15/26	29,855
86,000	HCA, Inc., 6.500%, 2/15/20	95,245
14,000	Kindred Healthcare, Inc.,
	8.000%, 1/15/20	14,245
16,000	Kindred Healthcare, Inc.,
	8.750%, 1/15/23	16,000
41,000	LifePoint Health, Inc., 5.500%, 12/1/21	42,742
34,000	LifePoint Health, Inc., 144a,
	5.375%, 5/1/24	34,000
44,000	Mallinckrodt International Finance SA
	(Luxembourg), 4.750%, 4/15/23	39,600
142,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	185,634
45,000	Select Medical Corp., 6.375%, 6/1/21	44,269
10,000	Teleflex, Inc., 4.875%, 6/1/26	10,350
28,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	28,175
38,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	38,570
55,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	58,162
88,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	2.200%, 7/21/21	87,668
190,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	3.150%, 10/1/26	190,879
30,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	28,575
39,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	36,562
40,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	37,600
67,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.500%, 3/1/23	57,285
20,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	17,225
29,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.750%, 8/15/18	29,145
		2,017,872

	Real Estate — 2.2%
155,000	Boston Properties LP, REIT,
	3.850%, 2/1/23	165,666
71,000	Care Capital Properties LP REIT, 144a,
	5.125%, 8/15/26	70,988
7,000	Corrections Corp. of America REIT,
	4.125%, 4/1/20†	6,580
5,000	Corrections Corp. of America REIT,
	4.625%, 5/1/23	4,388
16,000	Corrections Corp. of America REIT,
	5.000%, 10/15/22	14,480
57,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	64,543
58,000	CTR Partnership LP / CareTrust Capital
	Corp., REIT, 5.875%, 6/1/21	60,030
32,000	Equinix, Inc. REIT, 4.875%, 4/1/20	33,160
25,000	Equinix, Inc. REIT, 5.375%, 4/1/23	26,219
31,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	30,961
50,000	GEO Group, Inc. (The) REIT,
	5.125%, 4/1/23	42,500
49,000	MPT Operating Partnership LP / MPT
	Finance Corp. REIT, 6.375%, 2/15/22	51,082
180,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	189,216
71,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	73,485
175,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	192,373
180,000	Welltower, Inc. REIT, 6.125%, 4/15/20	203,898
		1,229,569

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 49.0% (Continued)

	Materials — 1.5%
$24,000	Alcoa, Inc., 5.125%, 10/1/24	$25,530
60,000	ArcelorMittal (Luxembourg),
	6.250%, 8/5/20	65,250
33,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	33,412
35,000	Chemtura Corp., 5.750%, 7/15/21	36,750
39,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	37,732
35,000	Domtar Corp., 10.750%, 6/1/17	37,013
9,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	10,440
20,000	Huntsman International LLC,
	4.875%, 11/15/20	20,850
165,000	International Paper Co.,
	5.150%, 5/15/46	182,990
57,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	60,562
22,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	22,495
104,000	Southern Copper Corp.,
	5.875%, 4/23/45	103,462
50,000	Steel Dynamics, Inc., 5.250%, 4/15/23	51,875
5,000	Valvoline, Inc., 144a, 5.500%, 7/15/24	5,238
162,000	Westlake Chemical Corp., 144a,
	3.600%, 8/15/26	162,459
		856,058

	Utilities — 1.5%
3,000	AES Corp., 8.000%, 6/1/20	3,532
37,000	Calpine Corp., 144a, 7.875%, 1/15/23	39,081
206,000	Dominion Resources, Inc.,
	2.000%, 8/15/21	205,508
84,000	DPL, Inc., 7.250%, 10/15/21	85,680
32,000	Dynegy, Inc., 5.875%, 6/1/23	29,040
184,000	Fortis, Inc. (Canada), 144a,
	3.055%, 10/4/26	183,219
18,000	GenOn Energy, Inc., 9.500%, 10/15/18	14,220
48,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	40,560
14,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	13,265
45,000	NRG Energy, Inc., 7.875%, 5/15/21	47,025
16,000	NRG Energy, Inc., 144a,
	6.625%, 1/15/27	15,680
124,000	PacifiCorp, 5.750%, 4/1/37	162,374
		839,184

	Consumer Staples — 1.0%
36,000	B&G Foods, Inc., 4.625%, 6/1/21	37,080
28,000	Constellation Brands, Inc.,
	4.750%, 12/1/25	30,240
39,000	Cott Beverages, Inc., 5.375%, 7/1/22	40,170
27,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	27,742
14,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	13,755
41,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.875%, 7/15/24	40,795
41,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.000%, 6/1/24	42,845
5,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.250%, 6/1/26	5,288
155,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	215,146
49,000	Post Holdings, Inc., 144a,
	5.000%, 8/15/26	48,755
10,000	Post Holdings, Inc., 144a,
	7.750%, 3/15/24	11,200
18,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	19,372
9,000	US Foods, Inc., 144a, 5.875%, 6/15/24	9,338
21,000	WhiteWave Foods Co. (The),
	5.375%, 10/1/22	23,861
		565,587
	Total Corporate Bonds	$27,564,781

	U.S. Treasury Obligations — 28.4%
395,000	U.S. Treasury Bond, 2.500%, 2/15/46	408,270
64,000	U.S. Treasury Bond, 3.000%, 5/15/45	72,970
282,000	U.S. Treasury Bond, 3.000%, 11/15/45	321,767
3,555,000	U.S. Treasury Inflation Indexed Bonds,
	0.125%, 7/15/26	3,608,235
1,000,000	U.S. Treasury Inflation Indexed Bonds,
	1.000%, 2/15/46	1,122,764
4,580,000	U.S. Treasury Note, 0.625%, 6/30/18	4,569,979
2,565,000	U.S. Treasury Note, 0.750%, 1/31/18	2,565,903
46,000	U.S. Treasury Note, 1.125%, 2/28/21	46,029
1,500,000	U.S. Treasury Note, 1.250%, 3/31/21	1,507,851
680,000	U.S. Treasury Note, 1.500%, 8/15/26	673,386
1,050,000	U.S. Treasury Note, 1.625%, 2/15/26	1,051,805
	Total U.S. Treasury Obligations	$15,948,959

	U.S. Government Mortgage-Backed
	Obligations — 12.2%
32,169	FHLMC, Pool #A56988, 5.500%, 2/1/37	36,255
169,598	FHLMC, Pool #A95946, 4.000%, 1/1/41	182,644
152,490	FHLMC, Pool #A96485, 4.500%, 1/1/41	167,286
61,519	FHLMC, Pool #G03217, 5.500%, 9/1/37	69,182
26,261	FHLMC, Pool #G03781, 6.000%, 1/1/38	30,099
62,779	FHLMC, Pool #G06031, 5.500%, 3/1/40	71,156
105,469	FHLMC, Pool #J27931, 3.500%, 4/1/29	112,206
6,995	FNMA, Pool #254759, 4.500%, 6/1/18	7,172
9,229	FNMA, Pool #535290, 8.000%, 5/1/30	11,193
8,255	FNMA, Pool #561741, 7.500%, 1/1/31	9,638
15,941	FNMA, Pool #889734, 5.500%, 6/1/37	18,007
58,882	FNMA, Pool #899079, 5.000%, 3/1/37	65,343
22,505	FNMA, Pool #933806, 5.000%, 5/1/38	24,975
13,322	FNMA, Pool #974401, 4.500%, 4/1/23	14,331
18,177	FNMA, Pool #974403, 4.500%, 4/1/23	19,554

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 12.2% (Continued)
$30,524	FNMA, Pool #984256, 5.000%, 6/1/23	$32,742
21,352	FNMA, Pool #995220, 6.000%, 11/1/23	23,211
21,905	FNMA, Pool #995472, 5.000%, 11/1/23	23,522
102,547	FNMA, Pool #AB1149, 5.000%, 6/1/40	114,064
87,322	FNMA, Pool #AB1800, 4.000%, 11/1/40	95,091
150,586	FNMA, Pool #AD3795, 4.500%, 4/1/40	165,467
228,203	FNMA, Pool #AD9150, 5.000%, 8/1/40	254,548
343,706	FNMA, Pool #AE0548, 4.500%, 11/1/40	377,815
33,930	FNMA, Pool #AE0831, 6.000%, 9/1/39	38,930
233,090	FNMA, Pool #AE4429, 4.000%, 10/1/40	250,945
21,847	FNMA, Pool #AH2666, 4.000%, 1/1/26	23,210
41,781	FNMA, Pool #AH3493, 4.000%, 2/1/26	44,348
109,214	FNMA, Pool #AI0805, 4.500%, 7/1/41	119,879
429,381	FNMA, Pool #AJ5457, 4.000%, 11/1/41	465,252
401,527	FNMA, Pool #AL0054, 4.500%, 2/1/41	441,496
78,463	FNMA, Pool #AL2663, 4.000%, 1/1/26	83,681
369,383	FNMA, Pool #AL3318, 3.500%, 3/1/43	397,055
439,208	FNMA, Pool #AS4442, 3.000%, 2/1/35	460,943
393,979	FNMA, Pool #MA1175, 3.000%, 9/1/42	410,415
269,334	FNMA, Pool #MA1543, 3.500%, 8/1/33	286,702
256,758	FNMA, Pool #MA2177, 4.000%, 2/1/35	278,512
369,783	GNMA, Pool #4853, 4.000%, 11/20/40	397,870
249,820	GNMA, Pool #4883, 4.500%, 12/20/40	273,988
105,448	GNMA, Pool #736696, 4.500%, 5/15/40	116,526
17,958	GNMA, Pool #748495, 4.000%, 8/15/40	19,294
10,156	GNMA, Pool #8503, 1.875%, 9/20/24(A)	10,475
434,105	GNMA, Pool #AD1745,
	3.000%, 2/20/43	457,889
351,064	GNMA, Pool #MA1157,
	3.500%, 7/20/43	374,298
	Total U.S. Government
	Mortgage-Backed Obligations	$6,877,209

	Asset-Backed Securities — 2.4%
200,000	Ascentium Equipment Receivables
	Trust, Ser 2016-1A, Class B, 144a,
	2.850%, 7/10/20	203,134
397,000	California Republic Auto Receivables
	Trust, Ser 2014-2, Class A4,
	1.570%, 12/16/19	398,223
110,953	Capital Auto Receivables Asset Trust,
	Ser 2014-1, Class A3,
	1.320%, 6/20/18	111,008
210,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	211,906
87,909	Domino's Pizza Master Issuer LLC, Ser
	2012-1A, Class A2, 144a,
	5.216%, 1/25/42	90,404
149,500	Sonic Capital LLC, Ser 2016-1A, Class
	A2, 144a, 4.472%, 5/20/46	153,287
200,000	SpringCastle America Funding LLC,
	Ser 2016-AA, Class A, 144a,
	3.050%, 4/25/29	201,538
	Total Asset-Backed Securities	$1,369,500

	Non-Agency Collateralized Mortgage
	Obligations — 2.4%
209,637	Agate Bay Mortgage Trust, Ser 2015-2,
	Class A8, 144a, 3.000%, 3/25/45(A)	213,692
275,144	CWHEQ Home Equity Loan Trust, Ser
	2007-S1, Class A5,
	6.018%, 11/25/36(A)	260,410
19,007	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 5.470%, 9/25/33(C)	19,184
128,129	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	105,506
264,532	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.571%, 8/25/43(A)	271,504
102,985	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	83,571
325,000	Towd Point Mortgage Trust, Ser
	2015-3, Class A2, 144a,
	4.000%, 3/25/54(A)	345,723
68,017	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	62,298
	Total Non-Agency Collateralized
	Mortgage Obligations	$1,361,888

	Commercial Mortgage-Backed Securities — 1.4%
185,009	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.675%, 6/15/34(A)	185,176
340,018	Hilton USA Trust, Ser 2013-HLF, Class
	AFL, 144a, 1.523%, 11/5/30(A)	340,018
270,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2015-CSMO, Class A, 144a,
	1.774%, 1/15/32(A)	269,774
	Total Commercial
	Mortgage-Backed Securities	$794,968

	Municipal Bond — 0.6%

	New York — 0.6%
320,000	NY Housing Development Corp., Ref 8
	Spruce Street Class B,
	3.864%, 2/15/48(C)	334,336

	Agency Collateralized Mortgage
	Obligations — 0.3%
11,248	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	11,959
153,428	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	158,503
	Total Agency Collateralized
	Mortgage Obligations	$170,462

7

Touchstone Active Bond Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Funds — 3.0%
1,518,172	Dreyfus Government Cash
	Management, Institutional Shares, 0.30%∞Ω	$1,518,172
138,753	Invesco Government & Agency
	Portfolio, Institutional Class, 0.31%**∞Ω	138,753
	Total Investment Funds	$1,656,925

	Total Investment Securities —99.7%
	(Cost $54,719,124)	$56,079,028

	Other Assets in
	Excess of Liabilities — 0.3%	143,479
	Net Assets — 100.0%	$56,222,507

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of September 30, 2016.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $133,336.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities were valued at $8,716,486 or 15.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$27,564,781	$—	$27,564,781
U.S. Treasury Obligations	—	15,948,959	—	15,948,959
U.S. Government Mortgage-Backed Obligations	—	6,877,209	—	6,877,209
Asset-Backed Securities	—	1,369,500	—	1,369,500
Non-Agency Collateralized Mortgage Obligations	—	1,361,888	—	1,361,888
Commercial Mortgage-Backed Securities	—	794,968	—	794,968
Municipal Bond	—	334,336	—	334,336
Agency Collateralized Mortgage Obligations	—	170,462	—	170,462
Investment Funds	1,656,925	—	—	1,656,925
Total	$1,656,925	$54,422,103	$—	$56,079,028

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments
Touchstone Focused Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.0%

Information Technology — 21.4%
Alphabet, Inc. - Class C*	2,659	$2,066,814
Apple, Inc.	18,809	2,126,357
Avnet, Inc.	31,051	1,274,954
Cisco Systems, Inc.	35,859	1,137,447
International Business Machines Corp.	7,775	1,235,059
LinkedIn Corp. - Class A*	6,677	1,276,108
Microsoft Corp.	28,910	1,665,216
Oracle Corp.	47,757	1,875,895
		12,657,850

Health Care — 15.3%
Abbott Laboratories	19,773	836,200
Biogen, Inc.*	4,619	1,445,886
Bio-Rad Laboratories, Inc. - Class A*	10,890	1,783,891
Bristol-Myers Squibb Co.	23,900	1,288,688
Johnson & Johnson	13,293	1,570,302
Novartis AG ADR	26,734	2,110,917
		9,035,884

Consumer Discretionary — 14.7%
Amazon.com, Inc.*	3,563	2,983,336
Carnival Corp. (Panama)	20,161	984,260
Comcast Corp. - Class A	20,343	1,349,555
Priceline Group, Inc. (The)*	906	1,333,170
Twenty-First Century Fox, Inc. - Class A	45,461	1,101,065
Vista Outdoor, Inc.*	24,001	956,680
		8,708,066

Financials — 13.6%
Bank of America Corp.	68,571	1,073,136
Bank of New York Mellon Corp. (The)	52,680	2,100,878
Berkshire Hathaway, Inc. - Class B*	26,428	3,818,053
Goldman Sachs Group, Inc. (The)	6,639	1,070,672
		8,062,739

Industrials — 12.1%
CSX Corp.	26,504	808,372
General Electric Co.	76,925	2,278,518
Stericycle, Inc.*	12,998	1,041,660
Union Pacific Corp.	13,609	1,327,286
United Technologies Corp.	7,952	807,923
WESCO International, Inc.*	14,399	885,395
		7,149,154

Consumer Staples — 8.0%
JM Smucker Co. (The)	7,708	1,044,742
Mondelez International, Inc. - Class A	47,276	2,075,416
Sysco Corp.	33,671	1,650,216
		4,770,374

Energy — 7.4%
Exxon Mobil Corp.	11,768	1,027,111
Halliburton Co.	28,431	1,275,983
Schlumberger Ltd. (Curacao)	15,904	1,250,691
World Fuel Services Corp.	17,827	824,677
		4,378,462

Real Estate — 2.6%
Jones Lang LaSalle, Inc.	1,939	220,639
Simon Property Group, Inc. REIT	6,481	1,341,632
		1,562,271

Telecommunication Services — 2.6%
AT&T, Inc.	38,297	1,555,241

Materials — 2.3%
Agrium, Inc. (Canada)	14,720	1,334,957
Total Common Stocks		$59,214,998

Investment Fund — 0.1%
Dreyfus Government Cash
Management, Institutional Shares, 0.30%∞Ω	83,237	83,237

Total Investment Securities —100.1%
(Cost $54,735,199)		$59,298,235

Liabilities in Excess of Other Assets — (0.1%)		(57,655)

Net Assets — 100.0%		$59,240,580

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

9

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$59,214,998	$—	$—	$59,214,998
Investment Fund	83,237	—	—	83,237
Total	$59,298,235	$—	$—	$59,298,235

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments
Touchstone Large Cap Core Equity Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Consumer Discretionary — 22.9%
CarMax, Inc.*	20,616	$1,099,864
Carnival Corp. (Panama)	24,964	1,218,742
Dollar Tree, Inc.*	17,058	1,346,388
Lowe's Cos., Inc.	11,775	850,273
NIKE, Inc. - Class B	16,550	871,358
O'Reilly Automotive, Inc.*	3,337	934,727
		6,321,352

Financials — 22.3%
Alleghany Corp.*	1,869	981,262
Bank of America Corp.	21,185	331,545
Berkshire Hathaway, Inc. - Class B*	13,045	1,884,611
BlackRock, Inc.	2,935	1,063,820
Progressive Corp. (The)	30,795	970,043
Wells Fargo & Co.	21,480	951,134
		6,182,415

Industrials — 16.3%
Deere & Co.	9,271	791,280
FedEx Corp.	3,426	598,454
General Dynamics Corp.	9,004	1,397,061
General Electric Co.	26,545	786,263
Norfolk Southern Corp.	9,557	927,602
		4,500,660

Information Technology — 11.9%
Apple, Inc.	11,130	1,258,247
Cisco Systems, Inc.	24,543	778,504
Visa, Inc. - Class A	15,137	1,251,830
		3,288,581

Consumer Staples — 9.2%
Altria Group, Inc.	17,917	1,132,892
Coca-Cola Co. (The)	14,195	600,732
Edgewell Personal Care Co.*	10,123	804,981
		2,538,605

Health Care — 6.5%
Bristol-Myers Squibb Co.	12,579	678,260
Eli Lilly & Co.	14,045	1,127,252
		1,805,512

Materials — 5.0%
Mosaic Co. (The)	11,738	287,111
NewMarket Corp.	2,537	1,089,185
		1,376,296

Energy — 2.5%
Chevron Corp.	6,646	684,006

Telecommunication Services — 2.0%
Verizon Communications, Inc.	10,886	565,854
Total Common Stocks		$27,263,281

Investment Fund — 1.5%
Dreyfus Government Cash
Management, Institutional Shares, 0.30%∞Ω	410,531	$410,531

Total Investment Securities —100.1%
(Cost $27,597,339)		$27,673,812

Liabilities in Excess of Other Assets — (0.1%)		(30,152)

Net Assets — 100.0%		$27,643,660

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$27,263,281	$—	$—	$27,263,281
Investment Fund	410,531	—	—	410,531
Total	$27,673,812	$—	$—	$27,673,812

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments
Touchstone Aggressive ETF Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 98.6%

Equity Funds — 76.4%
Vanguard Extended Market ETF	20,440	$1,865,559
Vanguard FTSE Developed Markets ETF	94,020	3,517,288
Vanguard FTSE Emerging Markets ETF	24,640	927,203
Vanguard Global ex-US Real Estate ETF	5,630	316,237
Vanguard REIT ETF	5,610	486,612
Vanguard S&P 500 ETF	33,980	6,751,486
Vanguard Value ETF	16,090	1,399,830
		15,264,215

Fixed Income Funds — 22.2%
iShares Core US Aggregate Bond ETF	11,460	1,288,333
iShares iBoxx $ High Yield Corporate
Bond ETF†	17,550	1,531,413
Vanguard Intermediate-Term Corporate
Bond ETF	17,920	1,605,274
		4,425,020
Total Exchange Traded Funds		$19,689,235

Investment Funds — 9.4%
Dreyfus Government Cash
Management, Institutional Shares, 0.30%∞Ω	336,479	336,479
Invesco Government & Agency
Portfolio, Institutional Class, 0.31%**∞Ω	1,541,943	1,541,943
Total Investment Funds		$1,878,422

Total Investment Securities —108.0%
(Cost $20,789,538)		$21,567,657

Liabilities in Excess of Other Assets — (8.0%)		(1,603,843)

Net Assets — 100.0%		$19,963,814

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $1,516,055.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,689,235	$—	$—	$19,689,235
Investment Funds	1,878,422	—	—	1,878,422
Total	$21,567,657	$—	$—	$21,567,657

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments
Touchstone Conservative ETF Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 96.5%

Fixed Income Funds — 59.5%
iShares Core US Aggregate Bond ETF	46,760	$5,256,759
iShares iBoxx $ High Yield Corporate
Bond ETF†	25,520	2,226,875
Vanguard Intermediate-Term Corporate
Bond ETF	58,890	5,275,366
Vanguard Total International Bond ETF	7,760	434,871
		13,193,871

Equity Funds — 37.0%
Vanguard Extended Market ETF	12,400	1,131,748
Vanguard FTSE Developed Markets ETF	42,280	1,581,695
Vanguard FTSE Emerging Markets ETF	11,970	450,431
Vanguard REIT ETF	2,420	209,911
Vanguard S&P 500 ETF	20,490	4,071,158
Vanguard Value ETF	8,920	776,040
		8,220,983
Total Exchange Traded Funds		$21,414,854

Investment Funds — 13.9%
Dreyfus Government Cash
Management, Institutional Shares, 0.30%∞Ω	844,535	844,535
Invesco Government & Agency
Portfolio, Institutional Class, 0.31%**∞Ω	2,236,678	2,236,678
Total Investment Funds		$3,081,213

Total Investment Securities —110.4%
(Cost $23,632,034)		$24,496,067

Liabilities in Excess of Other Assets — (10.4%)		(2,311,324)

Net Assets — 100.0%		$22,184,743

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $2,199,126.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,414,854	$—	$—	$21,414,854
Investment Funds	3,081,213	—	—	3,081,213
Total	$24,496,067	$—	$—	$24,496,067

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments
Touchstone Moderate ETF Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 98.8%

Equity Funds — 57.3%
Vanguard Extended Market ETF	20,680	$1,887,464
Vanguard FTSE Developed Markets ETF	93,540	3,499,331
Vanguard FTSE Emerging Markets ETF	21,370	804,153
Vanguard Global ex-U.S. Real Estate ETF	2,470	138,740
Vanguard REIT ETF	4,410	382,523
Vanguard S&P 500 ETF	34,320	6,819,041
Vanguard Value ETF	14,920	1,298,040
		14,829,292

Fixed Income Funds — 41.5%
iShares Core US Aggregate Bond ETF	34,610	3,890,856
iShares iBoxx $ High Yield Corporate
Bond ETF†	27,600	2,408,376
Vanguard Intermediate-Term Corporate
Bond ETF	46,560	4,170,845
Vanguard Total International Bond ETF	4,680	262,267
		10,732,344
Total Exchange Traded Funds		$25,561,636

Investment Funds — 10.9%
Dreyfus Government Cash
Management, Institutional Shares, 0.30%∞Ω	397,642	397,642
Invesco Government & Agency
Portfolio, Institutional Class, 0.31%**∞Ω	2,425,005	2,425,005
Total Investment Funds		$2,822,647

Total Investment Securities —109.7%
(Cost $27,481,753)		$28,384,283

Liabilities in Excess of Other Assets — (9.7%)		(2,507,944)

Net Assets — 100.0%		$25,876,339

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2016 was $2,384,292.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,561,636	$—	$—	$25,561,636
Investment Funds	2,822,647	—	—	2,822,647
Total	$28,384,283	$—	$—	$28,384,283

See accompanying Notes to Portfolios of Investments.

14

Notes to Portfolios of Investments
September 30, 2016 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an

15

Notes to Portfolios of Investments (Unaudited) (Continued)

event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies—Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts—The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts

16

Notes to Portfolios of Investments (Unaudited) (Continued)

could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of September 30, 2016, the Active Bond Fund did not hold any futures contracts.

Swap Contracts—The Active Bond Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, over-the-counter (“OTC”) swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

17

Notes to Portfolios of Investments (Unaudited) (Continued)

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of September 30, 2016, the Active Bond Fund did not hold any swap contracts.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

For the period ended September 30, 2016, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active Bond Fund
Credit contracts:
Credit Default Swaps	$600,000

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned— The Funds may lend their portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

18

Notes to Portfolios of Investments (Unaudited) (Continued)

As of September 30, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Active Bond Fund	Corporate Bonds	$133,336	$138,753	$5,417
Aggressive ETF Fund	Exchange Traded Funds	1,516,055	1,541,943	25,888
Conservative ETF Fund	Exchange Traded Funds	2,199,126	2,236,678	37,552
Moderate ETF Fund	Exchange Traded Funds	2,384,292	2,425,005	40,713

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2016, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$54,719,124	$1,603,068	$(243,164)	$1,359,904
Focused Fund	54,735,199	5,964,525	(1,401,489)	4,563,036
Large Cap Core Equity Fund	27,597,339	1,028,814	(952,341)	76,473
Aggressive ETF Fund	20,789,538	778,119	—	778,119
Conservative ETF Fund	23,632,034	871,526	(7,493)	864,033
Moderate ETF Fund	27,481,753	902,530	—	902,530

19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)*                    /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/21/2016

By (Signature and Title)*                    /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 11/21/2016

* Print the name and title of each signing officer under his or her signature.